Cash and Bank Balances - Summary of Cash Flows, Cash and Cash Equivalents (Detail) ¥ in Thousands, $ in Thousands		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash and cash equivalents [abstract]
Cash at banks and on hand		¥ 5,517,049	$ 769,055	¥ 4,963,232
Short-term bank deposits	[1]	398,867	55,601	581,144
Cash and cash equivalents		¥ 5,915,916	$ 824,656	¥ 5,544,376	$ 772,865	¥ 4,451,489	¥ 4,788,219

[1]	This relates to the short-term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts of cash and which are subject to an insignificant risk of changes in value. The interest rate of the deposits as of December 31, 2024 for the Group ranged from 2.3% to 4.9% (2023: 2.5% to 5.7%).